                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5039
              -----------------------------------------------------

                         CREDIT SUISSE FIXED INCOME FUND
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  FIXED INCOME FUND

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the share classes of Credit Suisse Fixed Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 9.19%, Advisor shares gained 8.77%, Class A shares(2)(without sales charge) gained 9.03%, Class B shares(2) (without sales charge) gained 8.11%, and Class C shares(2) (without sales charge) also gained 8.11%. By contrast, the Lehman Brothers U.S. Aggregate Bond Index(3) gained 4.91%.

   The investment environment for fixed income was favorable throughout most of the Fund's fiscal year, in two key ways. First, monetary policy was accommodative, so much so that perhaps the key influence on trading activity was the widespread perception that interest rates (which were already historically low) were likely to continue to decline. The Federal Reserve cut its benchmark fed funds rate twice in the period, by a total of three-quarters of a percentage point, to 1.00%, the lowest such level in over 40 years. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

   Second, falling rates helped to motivate investors to look for comparatively higher yields. This, in turn, meant that riskier debt sectors performed best, whether in absolute or relative terms. Returns were thus highest among lower-quality corporate bonds -- both high yield and in the lower tiers of investment-grade credits -- and longer-maturity instruments more broadly.

   The Fund outperformed the broad fixed income market (as represented by the Fund's benchmark) due to the collective impact of several elements of our strategy. The most successful of these included:

   - We maintained exposure to non-benchmark sectors that greatly outperformed investment-grade securities. Specifically, these were high yield corporates and, to a lesser extent, emerging market debt. Our risk management discipline prompted us to gradually reduce exposure to each of these sectors in the second half of the fiscal year, as we felt that their price gains would limit their potential for additional outperformance.

   - We enjoyed good security selection in securitized debt. This was especially true in mortgage-backed securities, in which we focused on the identification of areas of the mortgage market with pricing anomalies that we considered sizable.

   - We enjoyed good relative performance in investment-grade corporates, in which the avoidance of poor-performing issues proved just as important as the ownership of strong performers. Our preferences were for comparatively lower-quality credits within sectors such as telecommunications and consumer durables, and we maintained wide diversification in terms of the number of individual issuers whose bonds we owned.

   - We briefly held a small allocation to inflation-linked Treasury bonds (known as TIPS, or Treasury Inflation-Protected Securities), which we felt offered attractive valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis at the time proved on target, as nominal inflation moved higher in early 2003 and TIPS prices gained accordingly.

   - In the second half of the fiscal year we held a small currency allocation to euros, which appreciated substantially versus the U.S. dollar. We also owned some German government bonds that outperformed their U.S. counterparts.

   The most negative contributions to the Fund's overall return were fairly modest and came from two below-market weightings. These were in government agency issues and, within our corporate allocation, banks and other financial companies, which significantly outperformed the benchmark as a whole.


Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Leland E. Crabbe
Suzanne E. Moran
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE FIXED INCOME FUND(1) COMMON CLASS SHARES
              AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3)
                                 FOR TEN YEARS.

               CREDIT SUISSE FIXED INCOME       LEHMAN BROTHERS U.S.
               FUND(1) COMMON CLASS             AGGREGATE BOND INDEX(3)
10/31/1993                      $  10,000
11/30/1993                      $   9,955                     $   9,915
12/31/1993                      $  10,013                     $   9,969
 1/31/1994                      $  10,165                     $  10,103
 2/28/1994                      $  10,084                     $   9,927
 3/31/1994                      $   9,912                     $   9,682
 4/30/1994                      $   9,804                     $   9,605
 5/31/1994                      $   9,778                     $   9,604
 6/30/1994                      $   9,781                     $   9,583
 7/31/1994                      $   9,895                     $   9,773
 8/31/1994                      $   9,968                     $   9,785
 9/30/1994                      $   9,906                     $   9,641
10/31/1994                      $   9,940                     $   9,632
11/30/1994                      $   9,904                     $   9,611
12/31/1994                      $   9,946                     $   9,678
 1/31/1995                      $  10,026                     $   9,869
 2/28/1995                      $  10,199                     $  10,104
 3/31/1995                      $  10,168                     $  10,166
 4/30/1995                      $  10,324                     $  10,308
 5/31/1995                      $  10,675                     $  10,707
 6/30/1995                      $  10,759                     $  10,785
 7/31/1995                      $  10,801                     $  10,764
 8/31/1995                      $  10,949                     $  10,894
 9/30/1995                      $  11,066                     $  10,999
10/31/1995                      $  11,191                     $  11,142
11/30/1995                      $  11,288                     $  11,310
12/31/1995                      $  11,450                     $  11,468
 1/31/1996                      $  11,561                     $  11,544
 2/29/1996                      $  11,455                     $  11,343
 3/31/1996                      $  11,403                     $  11,263
 4/30/1996                      $  11,345                     $  11,200
 5/31/1996                      $  11,398                     $  11,178
 6/30/1996                      $  11,463                     $  11,328
 7/31/1996                      $  11,502                     $  11,358
 8/31/1996                      $  11,557                     $  11,339
 9/30/1996                      $  11,740                     $  11,536
10/31/1996                      $  11,952                     $  11,792
11/30/1996                      $  12,161                     $  11,994
12/31/1996                      $  12,155                     $  11,882
 1/31/1997                      $  12,229                     $  11,919
 2/28/1997                      $  12,318                     $  11,949
 3/31/1997                      $  12,219                     $  11,816
 4/30/1997                      $  12,330                     $  11,994
 5/31/1997                      $  12,452                     $  12,108
 6/30/1997                      $  12,600                     $  12,252
 7/31/1997                      $  12,915                     $  12,583
 8/31/1997                      $  12,824                     $  12,476
 9/30/1997                      $  13,005                     $  12,660
10/31/1997                      $  13,120                     $  12,844
11/30/1997                      $  13,144                     $  12,903
12/31/1997                      $  13,225                     $  13,033
 1/31/1998                      $  13,427                     $  13,200
 2/28/1998                      $  13,379                     $  13,189
 3/31/1998                      $  13,420                     $  13,234
 4/30/1998                      $  13,481                     $  13,303
 5/31/1998                      $  13,582                     $  13,430
 6/30/1998                      $  13,692                     $  13,544
 7/31/1998                      $  13,690                     $  13,572
 8/31/1998                      $  13,845                     $  13,793
 9/30/1998                      $  14,055                     $  14,116
10/31/1998                      $  13,970                     $  14,041
11/30/1998                      $  14,044                     $  14,121
12/31/1998                      $  14,085                     $  14,164
 1/31/1999                      $  14,128                     $  14,264
 2/28/1999                      $  13,953                     $  14,015
 3/31/1999                      $  14,060                     $  14,092
 4/30/1999                      $  14,108                     $  14,137
 5/31/1999                      $  14,008                     $  14,012
 6/30/1999                      $  14,002                     $  13,968
 7/31/1999                      $  13,983                     $  13,909
 8/31/1999                      $  13,963                     $  13,902
 9/30/1999                      $  14,075                     $  14,063
10/31/1999                      $  14,100                     $  14,115
11/30/1999                      $  14,110                     $  14,114
12/31/1999                      $  14,079                     $  14,046
 1/31/2000                      $  14,022                     $  14,000
 2/29/2000                      $  14,136                     $  14,169
 3/31/2000                      $  14,245                     $  14,356
 4/30/2000                      $  14,113                     $  14,315
 5/31/2000                      $  14,101                     $  14,307
 6/30/2000                      $  14,427                     $  14,605
 7/31/2000                      $  14,565                     $  14,738
 8/31/2000                      $  14,780                     $  14,952
 9/30/2000                      $  14,896                     $  15,046
10/31/2000                      $  14,888                     $  15,145
11/30/2000                      $  15,037                     $  15,393
12/31/2000                      $  15,403                     $  15,680
 1/31/2001                      $  15,890                     $  15,935
 2/28/2001                      $  15,939                     $  16,074
 3/31/2001                      $  15,950                     $  16,154
 4/30/2001                      $  15,906                     $  16,086
 5/31/2001                      $  16,052                     $  16,184
 6/30/2001                      $  16,072                     $  16,245
 7/31/2001                      $  16,394                     $  16,609
 8/31/2001                      $  16,543                     $  16,800
 9/30/2001                      $  16,512                     $  16,995
10/31/2001                      $  16,752                     $  17,350
11/30/2001                      $  16,564                     $  17,111
12/31/2001                      $  16,427                     $  17,001
 1/31/2002                      $  16,485                     $  17,139
 2/28/2002                      $  16,536                     $  17,305
 3/31/2002                      $  16,347                     $  17,018
 4/30/2002                      $  16,466                     $  17,348
 5/31/2002                      $  16,520                     $  17,495
 6/30/2002                      $  16,081                     $  17,648
 7/31/2002                      $  15,647                     $  17,861
 8/31/2002                      $  15,993                     $  18,163
 9/30/2002                      $  16,084                     $  18,457
10/31/2002                      $  16,069                     $  18,372
11/30/2002                      $  16,334                     $  18,367
12/31/2002                      $  16,703                     $  18,747
 1/31/2003                      $  16,811                     $  18,764
 2/28/2003                      $  17,072                     $  19,023
 3/31/2003                      $  17,109                     $  19,008
 4/30/2003                      $  17,375                     $  19,165
 5/31/2003                      $  17,656                     $  19,522
 6/30/2003                      $  17,662                     $  19,483
 7/31/2003                      $  17,071                     $  18,828
 8/31/2003                      $  17,203                     $  18,952
 9/30/2003                      $  17,650                     $  19,454
10/31/2003                      $  17,546                     $  19,273

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE FIXED INCOME FUND(1) ADVISOR CLASS SHARES AND
                THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3),
                            FROM INCEPTION (7/03/96).

               CREDIT SUISSE FIXED INCOME       LEHMAN BROTHERS U.S.
               FUND(1) ADVISOR CLASS            AGGREGATE BOND INDEX(3)
  7/3/1996                      $  10,000
 7/31/1996                      $  10,014                     $  10,027
 8/31/1996                      $  10,058                     $  10,010
 9/30/1996                      $  10,214                     $  10,184
10/31/1996                      $  10,393                     $  10,410
11/30/1996                      $  10,573                     $  10,588
12/31/1996                      $  10,565                     $  10,490
 1/31/1997                      $  10,638                     $  10,522
 2/28/1997                      $  10,703                     $  10,549
 3/31/1997                      $  10,615                     $  10,431
 4/30/1997                      $  10,709                     $  10,588
 5/31/1997                      $  10,813                     $  10,689
 6/30/1997                      $  10,939                     $  10,816
 7/31/1997                      $  11,210                     $  11,108
 8/31/1997                      $  11,129                     $  11,013
 9/30/1997                      $  11,272                     $  11,176
10/31/1997                      $  11,381                     $  11,338
11/30/1997                      $  11,388                     $  11,391
12/31/1997                      $  11,467                     $  11,506
 1/31/1998                      $  11,629                     $  11,653
 2/28/1998                      $  11,596                     $  11,644
 3/31/1998                      $  11,617                     $  11,683
 4/30/1998                      $  11,668                     $  11,744
 5/31/1998                      $  11,765                     $  11,855
 6/30/1998                      $  11,846                     $  11,956
 7/31/1998                      $  11,841                     $  11,981
 8/31/1998                      $  11,973                     $  12,177
 9/30/1998                      $  12,164                     $  12,462
10/31/1998                      $  12,088                     $  12,396
11/30/1998                      $  12,149                     $  12,466
12/31/1998                      $  12,171                     $  12,504
 1/31/1999                      $  12,205                     $  12,592
 2/28/1999                      $  12,063                     $  12,372
 3/31/1999                      $  12,153                     $  12,440
 4/30/1999                      $  12,180                     $  12,480
 5/31/1999                      $  12,091                     $  12,370
 6/30/1999                      $  12,083                     $  12,330
 7/31/1999                      $  12,064                     $  12,279
 8/31/1999                      $  12,045                     $  12,273
 9/30/1999                      $  12,150                     $  12,415
10/31/1999                      $  12,169                     $  12,461
11/30/1999                      $  12,175                     $  12,460
12/31/1999                      $  12,135                     $  12,400
 1/31/2000                      $  12,094                     $  12,359
 2/29/2000                      $  12,179                     $  12,508
 3/31/2000                      $  12,282                     $  12,673
 4/30/2000                      $  12,166                     $  12,637
 5/31/2000                      $  12,140                     $  12,630
 6/30/2000                      $  12,432                     $  12,893
 7/31/2000                      $  12,535                     $  13,010
 8/31/2000                      $  12,731                     $  13,199
 9/30/2000                      $  12,814                     $  13,282
10/31/2000                      $  12,818                     $  13,370
11/30/2000                      $  12,931                     $  13,589
12/31/2000                      $  13,256                     $  13,842
 1/31/2001                      $  13,672                     $  14,068
 2/28/2001                      $  13,699                     $  14,190
 3/31/2001                      $  13,718                     $  14,261
 4/30/2001                      $  13,678                     $  14,201
 5/31/2001                      $  13,800                     $  14,287
 6/30/2001                      $  13,814                     $  14,341
 7/31/2001                      $  14,088                     $  14,662
 8/31/2001                      $  14,227                     $  14,831
 9/30/2001                      $  14,184                     $  15,003
10/31/2001                      $  14,387                     $  15,317
11/30/2001                      $  14,238                     $  15,105
12/31/2001                      $  14,117                     $  15,009
 1/31/2002                      $  14,149                     $  15,130
 2/28/2002                      $  14,190                     $  15,277
 3/31/2002                      $  14,040                     $  15,023
 4/30/2002                      $  14,125                     $  15,315
 5/31/2002                      $  14,168                     $  15,445
 6/30/2002                      $  13,788                     $  15,579
 7/31/2002                      $  13,428                     $  15,768
 8/31/2002                      $  13,708                     $  16,034
 9/30/2002                      $  13,782                     $  16,294
10/31/2002                      $  13,767                     $  16,219
11/30/2002                      $  14,005                     $  16,214
12/31/2002                      $  14,304                     $  16,550
 1/31/2003                      $  14,394                     $  16,565
 2/28/2003                      $  14,614                     $  16,793
 3/31/2003                      $  14,643                     $  16,780
 4/30/2003                      $  14,865                     $  16,919
 5/31/2003                      $  15,114                     $  17,234
 6/30/2003                      $  15,098                     $  17,200
 7/31/2003                      $  14,587                     $  16,621
 8/31/2003                      $  14,693                     $  16,731
 9/30/2003                      $  15,084                     $  17,174
10/31/2003                      $  14,974                     $  17,014

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE FIXED INCOME FUND(1) CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3)
                            FROM INCEPTION (7/31/01).

               CREDIT SUISSE FIXED INCOME    CREDIT SUISSE FIXED INCOME          CREDIT SUISSE FIXED INCOME          LEHMAN BROTHERS
               FUND(1) CLASS A (WITH         FUND(1) CLASS B (WITH MAXIMUM       FUND(1) CLASS C (WITH MAXIMUM       U.S. AGGREGATE
               MAXIMUM SALES CHARGE)         SALES CONTINGENT DEFERRED CHARGE)   CONTINGENT DEFERRED SALES CHARGE)   BOND INDEX(3)
 7/31/2001                      $   9,525                     $  10,000                             $  10,000
 8/31/2001                      $   9,620                     $  10,092                             $  10,087         $  10,115
 9/30/2001                      $   9,592                     $  10,058                             $  10,051         $  10,232
10/31/2001                      $   9,729                     $  10,196                             $  10,189         $  10,446
11/30/2001                      $   9,628                     $  10,074                             $  10,076         $  10,302
12/31/2001                      $   9,546                     $   9,982                             $   9,985         $  10,236
 1/31/2002                      $   9,568                     $  10,009                             $  10,001         $  10,319
 2/28/2002                      $   9,596                     $  10,032                             $  10,024         $  10,419
 3/31/2002                      $   9,484                     $   9,909                             $   9,902         $  10,246
 4/30/2002                      $   9,552                     $   9,973                             $   9,966         $  10,445
 5/31/2002                      $   9,580                     $   9,997                             $   9,990         $  10,534
 6/30/2002                      $   9,324                     $   9,723                             $   9,716         $  10,625
 7/31/2002                      $   9,071                     $   9,453                             $   9,446         $  10,754
 8/31/2002                      $   9,260                     $   9,654                             $   9,647         $  10,936
 9/30/2002                      $   9,320                     $   9,701                             $   9,693         $  11,113
10/31/2002                      $   9,314                     $   9,684                             $   9,676         $  11,062
11/30/2002                      $   9,475                     $   9,835                             $   9,827         $  11,058
12/31/2002                      $   9,677                     $  10,049                             $  10,041         $  11,287
 1/31/2003                      $   9,748                     $  10,106                             $  10,098         $  11,297
 2/28/2003                      $   9,897                     $  10,255                             $  10,246         $  11,453
 3/31/2003                      $   9,906                     $  10,268                             $  10,249         $  11,444
 4/30/2003                      $  10,059                     $  10,420                             $  10,401         $  11,539
 5/31/2003                      $  10,229                     $  10,579                             $  10,571         $  11,754
 6/30/2003                      $  10,231                     $  10,574                             $  10,565         $  11,730
 7/31/2003                      $   9,886                     $  10,211                             $  10,203         $  11,336
 8/31/2003                      $   9,961                     $  10,281                             $  10,273         $  11,411
 9/30/2003                      $  10,217                     $  10,540                             $  10,531         $  11,713
10/31/2003                      $  10,155                     $  10,277                             $  10,461         $  11,604

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                         SINCE
                                        1 YEAR   5 YEARS   10 YEARS    INCEPTION
                                        ------   -------   --------    ---------
Common Class(4)                          9.74%    4.66%      5.93%       7.12%
Advisor Class                            9.45%    4.40%        --        5.84%
Class A Without Sales Charge             9.63%      --         --        3.28%
Class A With Maximum Sales Charge        4.44%      --         --        0.99%
Class B Without CDSC                     8.65%      --         --        2.45%
Class B With Maximum CDSC                4.65%      --         --        1.58%
Class C Without CDSC                     8.65%      --         --        2.42%
Class C With Maximum CDSC                7.65%      --         --        2.42%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                         SINCE
                                        1 YEAR   5 YEARS   10 YEARS    INCEPTION
                                        ------   -------   --------    ---------
Common Class(4)                          9.19%    4.66%      5.78%       7.04%
Advisor Class                            8.77%    4.38%        --        5.66%
Class A Without Sales Charge             9.03%      --         --        2.87%
Class A With Maximum Sales Charge        3.85%      --         --        0.68%
Class B Without CDSC                     8.11%      --         --        2.05%
Class B With Maximum CDSC                4.11%      --         --        1.22%
Class C Without CDSC                     8.11%      --         --        2.02%
Class C With Maximum CDSC                7.11%      --         --        2.02%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 3.85%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 4.11%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 7.11%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.
(4)  Inception date: 08/17/87

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS (36.3%)
AEROSPACE & DEFENSE (0.6%)
$      860      Lockheed Martin Corp., Bonds                       (BBB , Baa2)    12/01/29    8.500   $   1,121,495
        30      Sequa Corp., Senior Notes                           (BB- , B1)     08/01/09    9.000          33,150
        95      Sequa Corp., Series B, Senior Notes                 (BB- , B1)     04/01/08    8.875         104,144
                                                                                                       -------------
                                                                                                           1,258,789
                                                                                                       -------------
APPAREL (0.1%)
       125      Levi Strauss & Co., Notes~                           (B , Ca)      11/01/06    7.000          98,125
                                                                                                       -------------
AUTOMOBILE MANUFACTURERS (0.4%)
       375      Ford Motor Co., Unsecured Notes                    (BBB , Baa1)    07/16/31    7.450         337,782
       335      General Motors Corp., Global Debentures
                                                                   (BBB , Baa1)    07/15/33    8.375         354,447
                                                                                                       -------------
                                                                                                             692,229
                                                                                                       -------------
BUILDING MATERIALS (0.3%)
       200     American Standard, Inc.,
                 Company Guaranteed Notes                           (BB+ , Ba2)    02/01/08    7.375         221,500
       300      Nortek, Inc., Series B, Global Senior
                 Subordinated Notes (Callable 06/15/06 @ $104.94)    (B- , B3)     06/15/11    9.875         324,750
                                                                                                       -------------
                                                                                                             546,250
                                                                                                       -------------
COMMERCIAL SERVICES (0.1%)
       100      Iron Mountain, Inc., Company Guaranteed Notes
                 (Callable 04/01/06 @ $104.31)                       (B , B2)      04/01/13    8.625         109,750
        65      La Petite Academy, Inc., Series B, Company
                 Guaranteed Notes (Callable 05/15/04 @ $103.33)      (CC , Ca)     05/15/08   10.000          39,975
                                                                                                       -------------
                                                                                                             149,725
                                                                                                       -------------
COMPUTERS (0.1%)
       120      Unisys Corp., Senior Notes                          (BB+ , Ba1)    01/15/05    7.250         126,000
                                                                                                       -------------
COSMETICS/PERSONAL CARE (0.2%)
       270      Armkel LLC, Global Senior Subordinated Notes
                 (Callable 08/15/05 @ $104.75)                       (B , B2)      08/15/09    9.500         299,700
                                                                                                       -------------
DIVERSIFIED FINANCIALS (10.6%)
     2,190      American International Group, Inc.,
                 Rule 144A, Notes++                                 (AAA , Aaa)    05/15/13    4.250       2,067,218
       940      Bear Stearns Companies, Inc., Global Notes           (A , A1)      07/02/08    2.875         905,369
       380      Capital One Bank, Subordinated Notes               (BB+ , Baa3)    06/13/13    6.500         392,379
       660      CIT Group, Inc., Global Senior Notes                 (A , A2)      04/02/12    7.750         771,483
       320      Countrywide Home Loans, Inc.,
                 Global Company Guaranteed Notes                     (A , A3)      06/15/04    6.850         330,380
     1,035      Countrywide Home Loans, Inc., Global
                 Notes                                               (A , A3)      12/19/07    4.250       1,056,062
       230      Countrywide Home Loans, Inc., Series MTN,
                 Global Notes                                        (A , A3)      05/21/08    3.250         224,434
       270      Erac USA Finance Co., Rule 144A,
                 Notes++                                           (BBB+ , Baa1)   05/15/06    6.625         292,606
       745      FMR Corp., Rule 144A, Notes++                       (AA , Aa3)     03/01/13    4.750         738,220
     1,160      Ford Motor Credit Co., Global Bonds                 (BBB , A3)     02/01/11    7.375       1,182,702
     1,205      Ford Motor Credit Co., Global Notes                 (BBB , A3)     02/01/06    6.875       1,261,798
       520      Ford Motor Credit Co., Global Notes                 (BBB , A3)     10/28/09    7.375         538,518

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
DIVERSIFIED FINANCIALS
$    1,190      General Electric Capital Corp., Series MTNA,
                 Global Notes                                       (AAA , Aaa)    06/15/12    6.000   $   1,282,737
     1,170      General Motors Acceptance Corp., Global Bonds       (BBB , A3)     11/01/31    8.000       1,206,639
       770      General Motors Acceptance Corp., Global Notes~      (BBB , A3)     02/01/07    6.125         809,155
       375      Goldman Sachs Group, Inc., Global Bonds             (A+ , Aa3)     01/15/11    6.875         424,713
     1,275      Goldman Sachs Group, Inc., Global Notes             (A+ , Aa3)     04/01/13    5.250       1,283,856
     1,445      Household Finance Corp., Global Notes                (A , A1)      01/30/07    5.750       1,561,276
       470      Household Finance Corp., Global Notes                (A , A1)      07/15/10    8.000         558,919
       530      MBNA America Bank, Rule 144A,
                 Subordinated Notes++                              (BBB , Baa2)    03/15/08    6.750         590,967
       870      Merrill Lynch & Company, Inc.,
                 Series MTNB, Notes                                 (A+ , Aa3)     11/04/10    4.500         865,354
     1,135      Morgan Stanley, Global Notes                        (A+ , Aa3)     03/01/13    5.300       1,153,976
       310      Textron Financial Corp., Notes#                      (A- , A3)     10/06/06    1.500         309,971
       810      Textron, Inc., Senior Notes                          (A- , A3)     08/01/10    4.500         806,188
                                                                                                       -------------
                                                                                                          20,614,920
                                                                                                       -------------
ELECTRIC (5.3%)
       740      American Electric Power Company, Inc.,
                 Series A, Global Notes                            (BBB , Baa3)    05/15/06    6.125         795,358
       900      Cilcorp, Inc., Bonds                               (BBB+ , Baa2)   10/15/29    9.375       1,185,361
       965      Cincinnati Gas & Electric Co., Notes               (BBB , Baa1)    09/15/12    5.700       1,007,721
        95      CMS Energy Corp., Senior Notes~                      (B+ , B3)     01/15/09    7.500          97,137
       695      Consolidated Edison Company of New York,
                 Debentures                                          (A+ , A1)     02/01/13    4.875         696,063
       285      Constellation Energy Group, Inc., Notes            (BBB+ , Baa1)   04/01/07    6.350         310,899
       375      Constellation Energy Group, Inc., Notes            (BBB+ , Baa1)   04/01/12    7.000         425,798
       200      Consumers Energy Co., 1st Mortgage Notes           (BBB- , Baa3)   09/15/06    6.250         217,901
       355      Dominion Resources, Inc., Series B,
                 Global Senior Notes                               (BBB+ , Baa1)   07/15/05    7.625         386,793
       625      Energy East Corp., Notes                           (BBB , Baa2)    06/15/12    6.750         681,214
       669      FPL Group Capital, Inc., Company
                 Guaranteed Notes                                    (A- , A2)     09/15/06    7.625         755,588
       490      FPL Group Capital, Inc., Notes                       (A- , A2)     04/11/06    3.250         496,080
       305      Ohio Edison Co., Rule 144A, Senior Notes++         (BBB- , Baa2)   05/01/08    4.000         302,589
       690      Oncor Electric Delivery Co., Global Secured Notes  (BBB , Baa1)    05/01/32    7.000         755,023
       550      Progress Energy, Inc., Senior Notes                (BBB- , Baa2)   03/01/06    6.750         598,903
       450      PSE&G Power LLC, Global Company
                 Guaranteed Notes                                  (BBB , Baa1)    06/01/12    6.950         504,848
       905      Public Service Company of Colorado,
                 Global Collateral Trust Notes                     (BBB+ , Baa1)   10/01/12    7.875       1,095,250
                                                                                                       -------------
                                                                                                          10,312,526
                                                                                                       -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        60      Motors & Gears, Inc., Series D,
                 Senior Notes (Callable 11/15/03 @ $101.79)        (CCC+ , Caa1)   11/15/06   10.750          49,500
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS(1)
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
ELECTRONICS (0.1%)
$      135      Sanmina-Sci Corp., Global Company Guaranteed
                 Notes (Callable 01/15/07 @ $105.19)                (BB- , Ba2)    01/15/10   10.375   $     159,975
                                                                                                       -------------
ENTERTAINMENT (1.0%)
       155      Argosy Gaming Co., Company Guaranteed Notes
                 (Callable 06/01/04 @ $105.38)                       (B+ , B2)     06/01/09   10.750         170,500
       200      Bluegreen Corp., Company Guaranteed Senior
                 Secured Notes (Callable 04/01/04 @ $103.50)         (B , B3)      04/01/08   10.500         203,000
        50      Horseshoe Gaming Holding Corp., Series B,
                 Company Guaranteed Notes
                 (Callable 05/15/04 @ $104.31)                       (B+ , B2)     05/15/09    8.625          53,438
       270      Intrawest Corp., Global Company Guaranteed Notes
                 (Callable 02/01/05 @ $105.25)                       (B+ , B1)     02/01/10   10.500         298,012
       150      Isle of Capri Casinos, Inc., Company Guaranteed
                 Notes (Callable 04/15/04 @ $104.38)                 (B , B2)      04/15/09    8.750         159,562
       215      Kerzner International, Ltd., Global Company
                 Guaranteed Notes (Callable 08/15/06 @ $104.44)      (B+ , B2)     08/15/11    8.875         235,694
       490      Mohegan Tribal Gaming, Global Senior
                 Subordinated Notes (Callable 07/01/06
                 @ $104.19)                                         (BB- , Ba3)    07/01/11    8.375         537,775
       320      Penn National Gaming, Inc., Company Guaranteed
                 Notes (Callable 03/15/06 @ $104.44)                 (B , B3)      03/15/10    8.875         350,000
                                                                                                       -------------
                                                                                                           2,007,981
                                                                                                       -------------
ENVIRONMENTAL CONTROL (1.0%)
        85      Allied Waste North America, Series B, Company
                 Guaranteed Notes (Callable 01/01/04 @ $103.94)     (BB- , Ba3)    01/01/09    7.875          89,250
       230      Allied Waste North America, Series B,
                 Global Company Guaranteed Notes                    (BB- , Ba3)    04/01/08    8.875         255,300
       625      Waste Management, Inc.,
                Global Company Guaranteed Notes                    (BBB , Baa3)    05/15/32    7.750         734,499
       130      Waste Management, Inc., Notes                      (BBB , Baa3)    04/30/04    8.000         133,619
       570      Waste Management, Inc., Senior Notes~              (BBB , Baa3)    08/01/10    7.375         660,066
                                                                                                       -------------
                                                                                                           1,872,734
                                                                                                       -------------
FOOD (1.9%)
       445      ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)   09/15/11    6.750         501,636
       430      ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)   09/15/30    8.250         542,870
       150      Curtice Burns Food, Inc.,
                 Company Guaranteed Notes
                 (Callable 11/01/03 @ $105.94)                       (B- , B3)     11/01/08   11.875         159,375
       650      General Mills, Inc., Global Notes                  (BBB+ , Baa2)   02/15/12    6.000         696,064
       750      Kellogg Co., Global Senior Notes                   (BBB , Baa2)    06/01/08    2.875         722,496
       770      Kellogg Co., Series B, Global Notes                (BBB , Baa2)    04/01/11    6.600         861,581
       215      Land O' Lakes, Inc., Global Senior
                 Notes (Callable 11/15/06 @ $104.38)                 (B+ , B2)     11/15/11    8.750         184,900
        70      Stater Brothers Holdings, Inc., Senior Notes
                 (Callable 08/15/04 @ $102.69)                       (B- , B2)     08/15/06   10.750          74,113
                                                                                                       -------------
                                                                                                           3,743,035
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
FOREST PRODUCTS, PAPER (0.1%)
$      250      Appleton Papers, Inc., Series B, Global Company
                 Guaranteed Notes (Callable 12/15/05 @ $106.25)      (B+ , B3)     12/15/08   12.500   $     277,500
                                                                                                       -------------
GAS (0.7%)
       640      KeySpan Corp., Senior Notes                          (A , A3)      11/15/30    8.000         813,734
       585      Sempra Energy, Notes                               (BBB+ , Baa1)   12/01/05    6.950         638,449
                                                                                                       -------------
                                                                                                           1,452,183
                                                                                                       -------------
HEALTHCARE PRODUCTS (0.4%)
       805      Baxter International, Inc., Notes                    (A , A3)      05/01/07    5.250         861,139
                                                                                                       -------------
HEALTHCARE SERVICES (0.5%)
       190      HCA, Inc., Notes                                   (BBB- , Ba1)    06/15/05    6.910         199,576
       620      HCA, Inc., Notes                                   (BBB- , Ba1)    07/01/07    7.000         667,895
        90      HCA, Inc., Notes                                   (BBB- , Ba1)    09/01/10    8.750         103,727
                                                                                                       -------------
                                                                                                             971,198
                                                                                                       -------------
HOLDING COMPANIES-DIVERSIFIED (0.1%)
       140      Werner Holding Co., Inc., Series A,
                 Company Guaranteed Notes
                 (Callable 11/15/03 @ $103.33)~                     (CCC+ , B2)    11/15/07   10.000         105,700
                                                                                                       -------------
HOME BUILDERS (0.1%)
       110      KB Home, Senior Subordinated
                 Notes (Callable 02/15/06 @ $104.75)                (BB- , Ba3)    02/15/11    9.500         122,650
        75      Ryland Group, Senior
                 Notes (Callable 09/01/05 @ $104.88)               (BBB- , Ba1)    09/01/10    9.750          86,250
                                                                                                       -------------
                                                                                                             208,900
                                                                                                       -------------
INSURANCE (0.5%)
     1,015      MetLife, Inc., Debentures                            (A , A2)      05/15/05    3.911       1,048,571
                                                                                                       -------------
INTERNET SOFTWARE & SERVICES (0.2%)
       425      Thomson Corp., Global Notes                          (A- , A3)     01/05/12    6.200         465,647
                                                                                                       -------------
IRON & STEEL (0.0%)
       105      AK Steel Corp., Company Guaranteed
                 Notes (Callable 02/15/04 @ $103.94)~                (B+ , B2)     02/15/09    7.875          74,025
                                                                                                       -------------
LEISURE TIME (0.1%)
       100      Hard Rock Hotel, Inc., Rule 144A,
                 Notes (Callable 06/01/08 @ $104.44)++               (B , B3)      06/01/13    8.875         105,875
       105      Hockey Co./Sports Maska, Inc., Global Units
                 (Callable 04/15/06 @ $105.63)                       (B , B2)      04/15/09   11.250         119,175
                                                                                                       -------------
                                                                                                             225,050
                                                                                                       -------------
LODGING (0.8%)
       145      Ameristar Casinos, Inc., Global Company
                 Guaranteed Notes (Callable 02/15/06 @ $105.38)      (B , B2)      02/15/09   10.750         167,838
       120      Aztar Corp., Senior Subordinated
                 Notes (Callable 05/15/04 @ $102.96)                (B+ , Ba3)     05/15/07    8.875         126,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
LODGING
$      215      Boyd Gaming Corp., Global Company Guaranteed
                 Note (Callable 08/01/05 @ $104.63)                 (BB- , Ba3)    08/01/09    9.250   $     242,681
        25      MGM Mirage, Inc., Company Guaranteed Notes~         (BB- , Ba2)    02/01/11    8.375          28,000
       145      Park Place Entertainment Corp.,
                 Senior Subordinated Notes                          (BB- , Ba2)    12/15/05    7.875         154,244
       280      Prime Hospitality Corp., Series B, Global Senior
                 Subordinated Notes (Callable
                 05/01/07 @ $104.19)                                 (B , B2)      05/01/12    8.375         287,000
       300      Riviera Holdings Corp., Global Company
                 Guaranteed Notes (Callable 06/15/06 @ $105.50)      (B , B2)      06/15/10   11.000         307,500
       340      Windsor Woodmont Black Hawk, Series B, First
                 Mortgage (Callable 03/15/04 @ $104.33)##            (NR , NR)     03/15/05   13.000         223,125
                                                                                                       -------------
                                                                                                           1,536,388
                                                                                                       -------------
MEDIA (2.0%)
        10      Comcast Cable Communications, Inc.,
                 Senior Notes                                      (BBB , Baa3)    01/30/11    6.750          11,089
       100      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     07/15/09    8.125         104,500
       250      CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)     04/01/11    7.625         256,250
     1,150      Liberty Media Corp., Global Senior Notes#          (BBB- , Baa3)   09/17/06    2.640       1,146,313
       425      News America Holdings, Inc.,
                 Company Guaranteed Notes                          (BBB- , Baa3)   02/01/13    9.250         548,203
       730      News America Holdings, Inc., Debentures            (BBB- , Baa3)   08/10/18    8.250         895,086
        55      Rogers Cable, Inc., Global Secured Notes           (BBB- , Ba2)    06/15/13    6.250          55,275
       695      Time Warner, Inc., Global Company
                 Guaranteed Notes                                  (BBB+ , Baa1)   04/15/31    7.625         779,457
                                                                                                       -------------
                                                                                                           3,796,173
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.2%)
       295      Building Materials Corp.,
                 Company Guaranteed Notes                            (B , B2)      12/01/08    8.000         289,100
                                                                                                       -------------
OIL AND GAS PRODUCERS (0.6%)
       140      Chesapeake Energy Corp.,
                 Global Company Guaranteed Senior
                 Notes (Callable 04/01/06 @ $104.06)                (BB- , Ba3)    04/01/11    8.125         154,350
       680      Enterprise Products Operations,
                 Company Guaranteed Notes                          (BBB , Baa2)    02/01/11    7.500         785,114
       159      Magnum Hunter Resources, Inc.,
                 Company Guaranteed Notes
                 (Callable 06/01/04 @ $101.67)~                      (B+ , B2)     06/01/07   10.000         165,161
        55      Parker Drilling Co., Series B, Company
                 Guaranteed Senior Notes (Callable
                 11/15/04 @ $105.06)                                 (B- , B2)     11/15/09   10.125          57,750
                                                                                                       -------------
                                                                                                           1,162,375
                                                                                                       -------------
PACKAGING & CONTAINERS (0.7%)
       125      Owens-Brockway Glass Containers,
                Global Company Guaranteed Notes
                (Callable 02/15/06 @ $104.44)                        (BB , B1)     02/15/09    8.875         136,250

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
PACKAGING & CONTAINERS
$      150      Owens-Illinois, Inc., Senior Notes~                  (B+ , B3)     05/15/08    7.350   $     150,750
       235      Sealed Air Corp., Rule 144A, Notes++               (BBB , Baa3)    05/15/09    6.950         259,820
       385      Sealed Air Corp., Rule 144A, Senior Notes++        (BBB , Baa3)    04/15/08    5.375         400,545
       380      Stone Container Corp., Global Senior Notes
                 (Callable 07/01/07 @ $104.19)                       (B , B2)      07/01/12    8.375         402,800
                                                                                                       -------------
                                                                                                           1,350,165
                                                                                                       -------------
PHARMACEUTICALS (0.1%)
       180      NBTY, Inc., Series B, Senior Subordinated
                 Notes (Callable 09/15/04 @ $101.44)                 (B+ , B1)     09/15/07    8.625         185,850
                                                                                                       -------------
PIPELINES (0.3%)
       410      Duke Energy Corp., First Mortgage Notes              (A- , A3)     10/01/15    5.300         411,255
       190      Western Gas Resources, Inc., Company
                 Guaranteed Notes (Callable 06/15/04 @ $105.00)     (BB- , Ba3)    06/15/09   10.000         203,775
                                                                                                       -------------
                                                                                                             615,030
                                                                                                       -------------
REAL ESTATE (0.6%)
       675      EOP Operating LP, Notes                            (BBB+ , Baa1)   06/15/04    6.500         695,064
       500      EOP Operating LP, Senior Notes                     (BBB+ , Baa1)   02/15/05    6.625         527,951
                                                                                                       -------------
                                                                                                           1,223,015
                                                                                                       -------------
RETAIL (0.8%)
       200      Leslie's Poolmart, Series B,
                 Senior Notes (Callable 07/15/05 @ $102.59)          (B- , B2)     07/15/08   10.375         201,000
       100      Sbarro, Inc., Company Guaranteed
                 Senior Notes (Callable 09/15/04 @ $105.50)~        (CCC , B3)     09/15/09   11.000          87,125
       845      Target Corp., Notes                                  (A+ , A2)     08/15/10    7.500       1,002,538
       240      Yum! Brands, Inc., Senior Notes                     (BB+ , Ba1)    07/01/12    7.700         271,800
                                                                                                       -------------
                                                                                                           1,562,463
                                                                                                       -------------
SAVINGS & LOANS (0.6%)
       150      Sovereign Bancorp, Inc., Senior Notes              (BBB- , Ba1)    11/15/06   10.500         178,164
       885      Washington Mutual, Inc., Global Senior Notes        (BBB+ , A3)    01/15/07    5.625         954,060
                                                                                                       -------------
                                                                                                           1,132,224
                                                                                                       -------------
TELECOMMUNICATIONS (5.1%)
     1,275      AT&T Broadband Corp.,
                 Global Company Guaranteed Notes                   (BBB , Baa3)    03/15/13    8.375       1,544,344
     1,080      AT&T Corp., Global Senior Notes~,#                 (BBB , Baa2)    11/15/31    8.500       1,228,835
       890      AT&T Wireless Services, Inc., Global Senior Notes  (BBB , Baa2)    03/01/11    7.875       1,018,719
       465      AT&T Wireless Services, Inc., Global Senior Notes  (BBB , Baa2)    03/01/31    8.750         561,137
       330      Citizens Communications Co., Global Senior Notes   (BBB , Baa2)    08/15/31    9.000         428,377
       330      Citizens Communications Co., Notes                 (BBB , Baa2)    05/15/06    8.500         373,017
       325      Cox Communications, Inc., Notes                    (BBB , Baa2)    06/15/05    6.875         349,197
        60      Insight Midwest/Insight Capital Corp., Global
                 Senior Notes (Callable 11/01/05 @ $105.25)          (B+ , B2)     11/01/10   10.500          63,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
CORPORATE BONDS
TELECOMMUNICATIONS
$       40      Insight Midwest/Insight Capital Corp.,
                 Senior Notes (Callable 10/01/04 @ $104.88)~         (B+ , B2)     10/01/09    9.750   $      41,000
        42      Nextel Communications, Inc.,
                 Senior Discount Notes (Callable 02/15/04 @
                 $103.32)|                                           (B+ , B2)     02/15/08    9.950          44,310
       410      Nextel Communications, Inc.,
                 Senior Notes (Callable 11/15/04 @ $104.69)          (B+ , B2)     11/15/09    9.375         448,950
       820      Sprint Capital Corp.,
                 Global Company Guaranteed Notes                   (BBB- , Baa3)   03/15/32    8.750         935,862
       565      Verizon Global Funding Corp., Global Notes           (A+ , A2)     06/15/12    6.875         629,110
     1,255      Verizon Global Funding Corp., Global Notes           (A+ , A2)     12/01/30    7.750       1,458,004
       650      Verizon Wireless Capital, Inc., Global Notes         (A+ , A3)     12/15/06    5.375         694,788
                                                                                                       -------------
                                                                                                           9,818,650
                                                                                                       -------------
TEXTILES (0.1%)
       140      Simmons Co., Series B, Senior Subordinated
                 Notes (Callable 03/15/04 @ $105.13)                 (B- , B2)     03/15/09   10.250         149,800
                                                                                                       -------------
TOTAL CORPORATE BONDS (Cost $67,067,294)                                                                  70,442,635
                                                                                                       -------------
ASSET BACKED SECURITIES (14.8%)
     2,200      Aesop Funding II LLC,
                 Series 2003-2A Class A2#                           (AAA , Aaa)    06/20/07    1.370       2,209,921
     2,065      Ameriquest Mortgage Securities, Inc.,
                 Series 2003-AR2, Class A4#                         (AAA , Aaa)    05/25/33    1.470       2,066,126
       900      Chase Credit Card Master Trust,
                 Series 2001-1, Class A#                            (AAA , Aaa)    06/15/07    1.290         901,687
       125      Chase Funding Mortgage Loan,
                 Series 2002-2, Class 1A4                           (AAA , Aaa)    08/25/28    4.877         128,203
     1,735      Citibank Credit Card Issuance Trust,
                 Series 2000-A3, Class A3#                          (AAA , Aaa)    11/16/09    6.875       1,977,171
       210      Citibank Credit Card Issuance Trust,
                 Series 2002-A1, Class A1                           (AAA , Aaa)    02/09/09    4.950         223,065
     2,245      Citibank Credit Card Issuance Trust,
                 Series 2002-A9, Class A9#                          (AAA , Aaa)    12/17/07    1.180       2,246,485
       993      CNH Equipment Trust, Series 2002-A, Class A3#       (AAA , Aaa)    07/17/06    1.370         992,550
     1,438      Countrywide Home Equity Loan Trust,
                 Series 2002-C, Class A#                            (AAA , Aaa)    05/15/28    1.360       1,435,407
       105      DaimlerChrysler Master Owner Trust,
                 Series 2002-A, Class A#                            (AAA , Aaa)    05/15/07    1.180         105,033
        69      DLJ Acceptance Trust, Series 1989-1, Class F        (AAA , Aaa)    08/01/19   11.000          78,698
       500      Embarcadero Aircraft Securitization Trust,
                 Series 2000-A, Rule 144A, Class A1#,++             (BBB , Ba2)    08/15/25    1.600         215,000
     2,245      First USA Credit Card Master Trust,
                 Series 2001-1, Class A#                            (AAA , Aaa)    09/19/08    1.270       2,252,391
       370      First USA Credit Card Master Trust,
                 Series 2001-4, Class A#                            (AAA , Aaa)    01/12/09    1.260         370,867

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
ASSET BACKED SECURITIES
$      400      Ford Credit Auto Owner Trust,
                 Series 2003-A, Class A4B#                          (AAA , Aaa)    06/15/07    1.210   $     400,250
       130      Ford Credit Floorplan Master Owner Trust,
                 Series 2001-1, Class A#                            (AAA , Aaa)    07/17/06    1.210         130,061
       196      GE Capital Mortgage Services, Inc.,
                 Series 1998-HE1, Class A7                          (NR , Aaa)     06/25/28    6.465         202,003
     1,175      Greenpoint Home Equity Loan Trust,
                 Series 2003-1, Class A#                            (AAA , Aaa)    04/15/29    1.390       1,173,291
     2,245      MBNA Credit Card Master Note Trust,
                 Series 2002-A4, Class A4#                          (AAA , Aaa)    08/17/09    1.230       2,250,915
     2,515      MBNA Master Credit Card Trust,
                 Series 1996-G, Class A#                            (AAA , Aaa)    12/15/08    1.300       2,526,096
     3,000      MBNA Master Credit Card Trust,
                 Series 1998-G, Class A#                            (AAA , Aaa)    02/17/09    1.250       3,009,613
       114      Mortgage Lenders Network Home Equity Loan,
                 Series 1998-2, Class A1#                           (AAA , Aaa)    07/25/29   6.605         117,909
     2,245      SLM Student Loan Trust,
                 Series 2003-1, Class A2#                           (AAA , Aaa)    06/17/13    1.180       2,246,658
       337      Small Business Administration,
                 Series 1992-20D, Class 1                           (AAA , Aaa)    04/01/12    8.200         365,473
       955      Vanderbilt Mortgage Finance,
                 Series 1998-C, Class 1B1                          (BBB , Baa1)    02/07/15    6.970         979,916
                                                                                                       -------------
TOTAL ASSET BACKED SECURITIES (Cost $28,710,051)                                                          28,604,789
                                                                                                       -------------
MORTGAGE-BACKED SECURITIES (53.7%)
     4,635      Bear Stearns Commercial Mortgage Securities,
                 Inc., Series 2002-TOP6, Class A2                   (AAA , Aaa)    10/15/36    6.460       5,155,107
        90      Fannie Mae Global Bonds                             (AAA , Aaa)    01/15/08    3.250          89,948
     1,080      Fannie Mae Global Bonds^^                           (AAA , Aaa)    11/15/30    6.625       1,220,933
     4,020      Fannie Mae Global Notes^^                           (AAA , Aaa)    05/15/11    6.000       2,219,267
        29      Fannie Mae Pool #004542                             (AAA , Aaa)    12/01/08   12.000          32,162
        10      Fannie Mae Pool #035574                             (AAA , Aaa)    10/01/08    8.750          10,412
       462      Fannie Mae Pool #124211#                            (AAA , Aaa)    12/01/21    3.450         472,765
       124      Fannie Mae Pool #124790                             (AAA , Aaa)    02/01/23    9.000         137,808
       148      Fannie Mae Pool #125136                             (AAA , Aaa)    07/01/07    8.000         156,380
        50      Fannie Mae Pool #243876                             (AAA , Aaa)    01/01/09    9.000          53,516
       115      Fannie Mae Pool #252492                             (AAA , Aaa)    05/01/29    7.500         123,635
        79      Fannie Mae Pool #252874                             (AAA , Aaa)    11/01/29    7.500          83,990
     1,366      Fannie Mae Pool #254658                             (AAA , Aaa)    02/01/33    7.000       1,441,103
       622      Fannie Mae Pool #254702                             (AAA , Aaa)    03/01/33    7.000         656,248
       164      Fannie Mae Pool #270674                             (AAA , Aaa)    09/01/17    9.000         183,152
       450      Fannie Mae Pool #357456                             (AAA , Aaa)    11/01/33    5.000         440,859
        27      Fannie Mae Pool #447109                             (AAA , Aaa)    11/01/29    7.500          28,895
       185      Fannie Mae Pool #498569                             (AAA , Aaa)    05/01/29    7.500         197,534
        84      Fannie Mae Pool #501931                             (AAA , Aaa)    02/01/30    7.000          88,542
         5      Fannie Mae Pool #504305                             (AAA , Aaa)    08/01/29    7.500           5,822
         9      Fannie Mae Pool #504338                             (AAA , Aaa)    10/01/29    7.500           9,436

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
MORTGAGE-BACKED SECURITIES
$       11      Fannie Mae Pool #504669                             (AAA , Aaa)    10/01/29    7.500   $      12,118
         7      Fannie Mae Pool #504672                             (AAA , Aaa)    10/01/29    7.500           7,902
        20      Fannie Mae Pool #508801                             (AAA , Aaa)    08/01/29    7.500          20,992
        40      Fannie Mae Pool #515542                             (AAA , Aaa)    10/01/29    8.000          43,240
        30      Fannie Mae Pool #515943                             (AAA , Aaa)    10/01/29    7.500          32,040
        12      Fannie Mae Pool #516832                             (AAA , Aaa)    01/01/30    7.500          13,244
         9      Fannie Mae Pool #517888                             (AAA , Aaa)    02/01/30    7.000           9,987
        43      Fannie Mae Pool #517894                             (AAA , Aaa)    03/01/30    7.500          45,997
         3      Fannie Mae Pool #521146                             (AAA , Aaa)    12/01/29    7.000           2,763
         6      Fannie Mae Pool #521205                             (AAA , Aaa)    12/01/29    7.500           6,326
        12      Fannie Mae Pool #521369                             (AAA , Aaa)    12/01/29    7.000          12,170
        13      Fannie Mae Pool #523929                             (AAA , Aaa)    11/01/29    7.500          13,775
         1      Fannie Mae Pool #524164                             (AAA , Aaa)    11/01/29    7.000           1,076
        76      Fannie Mae Pool #524946                             (AAA , Aaa)    03/01/30    8.000          81,854
        21      Fannie Mae Pool #527587                             (AAA , Aaa)    12/01/29    7.500          22,812
        13      Fannie Mae Pool #527805                             (AAA , Aaa)    03/01/30    7.500          13,886
        11      Fannie Mae Pool #528289                             (AAA , Aaa)    03/01/30    7.500          11,466
         8      Fannie Mae Pool #528800                             (AAA , Aaa)    01/01/30    7.000           8,260
       137      Fannie Mae Pool #528803                             (AAA , Aaa)    01/01/30    7.500         146,565
         7      Fannie Mae Pool #529122                             (AAA , Aaa)    02/01/30    6.500           7,014
         3      Fannie Mae Pool #529210                             (AAA , Aaa)    02/01/30    7.500           3,034
        27      Fannie Mae Pool #530172                             (AAA , Aaa)    03/01/30    7.500          29,220
        21      Fannie Mae Pool #531075                             (AAA , Aaa)    02/01/30    8.000          22,506
        14      Fannie Mae Pool #532011                             (AAA , Aaa)    03/01/30    7.500          15,028
        96      Fannie Mae Pool #533033                             (AAA , Aaa)    03/01/30    8.000         103,787
         8      Fannie Mae Pool #533091                             (AAA , Aaa)    03/01/30    7.500           8,391
        11      Fannie Mae Pool #533421                             (AAA , Aaa)    03/01/30    8.000          11,599
       187      Fannie Mae Pool #533440                             (AAA , Aaa)    01/01/30    8.000         202,205
        54      Fannie Mae Pool #533586                             (AAA , Aaa)    03/01/30    7.500          57,412
       129      Fannie Mae Pool #533714                             (AAA , Aaa)    03/01/30    8.000         139,430
        17      Fannie Mae Pool #534125                             (AAA , Aaa)    03/01/30    7.500          18,145
        64      Fannie Mae Pool #535083                             (AAA , Aaa)    12/01/29    7.500          68,164
        33      Fannie Mae Pool #535159                             (AAA , Aaa)    02/01/30    7.000          35,194
       453      Fannie Mae Pool #589625                             (AAA , Aaa)    11/01/24    6.500         472,753
       759      Fannie Mae Pool #652310                             (AAA , Aaa)    09/01/32    6.500         790,184
       296      Fannie Mae Pool #653373                             (AAA , Aaa)    09/01/32    7.500         316,936
       261      Fannie Mae Pool #656862                             (AAA , Aaa)    04/01/33    6.000         268,418
     1,292      Fannie Mae Pool #662830                             (AAA , Aaa)    10/01/32    7.500       1,384,640
     2,154      Fannie Mae Pool #667742                             (AAA , Aaa)    04/01/33    6.000       2,212,364
     1,520      Fannie Mae Pool #674585                             (AAA , Aaa)    12/01/32    6.500       1,581,295
       399      Fannie Mae Pool #678886                             (AAA , Aaa)    01/01/33    7.000         421,386
       538      Fannie Mae Pool #685447                             (AAA , Aaa)    02/01/33    7.000         568,461
     1,340      Fannie Mae Pool #695851                             (AAA , Aaa)    05/01/18    5.500       1,380,599
       566      Fannie Mae Pool #696915                             (AAA , Aaa)    04/01/33    6.000         581,297
     1,500      Fannie Mae Pool #702129                             (AAA , Aaa)    03/01/33    6.500       1,560,957
     2,113      Fannie Mae Pool #702130^^                           (AAA , Aaa)    03/01/33    7.000       2,229,078

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
MORTGAGE-BACKED SECURITIES
$    2,120      Fannie Mae Pool #703443^^                           (AAA , Aaa)    05/01/18    5.000   $   2,155,984
     2,130      Fannie Mae Pool #703444^^                           (AAA , Aaa)    05/01/18    5.000       2,166,168
       387      Fannie Mae Pool #703598                             (AAA , Aaa)    05/01/18    5.500         398,615
       512      Fannie Mae Pool #704142                             (AAA , Aaa)    05/01/18    5.500         527,558
       340      Fannie Mae Pool #705651                             (AAA , Aaa)    06/01/18    5.500         350,074
     3,149      Fannie Mae Pool #708487                             (AAA , Aaa)    04/01/33    6.000       3,234,405
     1,369      Fannie Mae Pool #708704                             (AAA , Aaa)    06/01/33    6.000       1,406,351
       350      Fannie Mae Pool #709515                             (AAA , Aaa)    05/01/18    5.500         360,109
       474      Fannie Mae Pool #712118                             (AAA , Aaa)    05/01/33    6.000         486,692
       426      Fannie Mae Pool #712119                             (AAA , Aaa)    05/01/33    6.000         437,486
        50      Fannie Mae Pool #724290                             (AAA , Aaa)    09/01/33    5.000          49,041
       850      Fannie Mae Pool #746245                             (AAA , Aaa)    11/01/33    5.000         835,860
     1,873      Fannie Mae Pool #748643#                            (AAA , Aaa)    09/01/33    4.190       1,906,035
     7,125      Federal Home Loan Bank Global
                 Bonds~                                             (AAA , Aaa)    07/15/08    2.625       6,877,071
     2,231      FHLMC TBA                                           (AAA , Aaa)    12/31/33    5.000       2,265,859
     2,895      FNMA TBA                                            (AAA , Aaa)    11/03/18    4.500       2,892,285
       600      FNMA TBA                                            (AAA , Aaa)    11/03/18    5.500         617,813
     3,700      FNMA TBA                                            (AAA , Aaa)    11/03/18    6.000       3,849,154
     1,630      FNMA TBA                                            (AAA , Aaa)    11/03/33    5.000       1,608,096
     8,970      FNMA TBA                                            (AAA , Aaa)    11/03/33    5.500       9,054,093
     2,505      FNMA TBA                                            (AAA , Aaa)    11/03/33    6.000       2,572,322
     4,625      FNMA TBA                                            (AAA , Aaa)    11/03/33    6.500       4,805,662
     3,645      Freddie Mac Global Notes^^                          (AAA , Aaa)    01/15/05    1.875       3,659,139
     7,190      Freddie Mac Global Notes^^                          (AAA , Aaa)    01/15/13    4.500       7,101,664
     1,115      Freddie Mac Global Notes^^,~                        (AAA , Aaa)    07/15/13    4.500       1,092,696
     1,880      Freddie Mac Pool #1B1275^^,#                        (AAA , Aaa)    10/01/33    4.238       1,897,699
       465      Freddie Mac Pool #292065^^                          (AAA , Aaa)    04/01/17    8.500         509,952
       334      Freddie Mac Pool #606523^^,#                        (AAA , Aaa)    10/01/19    3.927         345,846
         4      Ginnie Mae Pool #058985                             (AAA , Aaa)    07/15/13   11.000           5,232
        10      Ginnie Mae Pool #068764                             (AAA , Aaa)    09/15/13   12.000          11,541
        52      Ginnie Mae Pool #093401                             (AAA , Aaa)    01/15/10    9.500          57,763
         2      Ginnie Mae Pool #296254                             (AAA , Aaa)    09/15/20    9.500           2,098
       604      Ginnie Mae Pool #598105                             (AAA , Aaa)    03/15/33    6.000         624,739
       568      Ginnie Mae Pool #598128                             (AAA , Aaa)    03/15/33    6.000         587,537
       515      Ginnie Mae Pool #598145                             (AAA , Aaa)    03/15/33    6.000         531,814
       326      Ginnie Mae Pool #600025                             (AAA , Aaa)    03/15/33    6.000         336,586
       170      Ginnie Mae Pool #604170                             (AAA , Aaa)    04/15/33    6.500         178,118
       459      Ginnie Mae Pool #604205                             (AAA , Aaa)    04/15/33    6.500         481,230
     2,220      GNMA TBA                                            (AAA , Aaa)    11/03/33    5.500       2,241,507
       375      GNMA TBA                                            (AAA , Aaa)    11/03/33    6.000         387,305
     3,440      GNMA TBA                                            (AAA , Aaa)    11/03/33    6.500       3,602,327
       360      LB-UBS Commercial Mortgage Trust,
                 Series 2003-C3, Class A1                           (AAA , Aaa)    05/15/27    2.599         354,219
       755      Master Adjustable Rate Mortgages
                 Trust, Series 2003-6, Class 7A1                    (AAA , Aaa)    12/01/33    3.865         762,550

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
MORTGAGE-BACKED SECURITIES
$      755      Master Adjustable Rate Mortgages Trust,
                 Series 2003-6, Class 8A1                           (AAA , Aaa)    12/01/33    4.587   $     762,550
     2,075      Morgan Stanley Capital I,
                 Series 2003-T11, Class A4 #                        (AAA , Aaa)    06/13/41    5.150       2,082,781
                                                                                                       -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $103,900,941)                                                     104,277,110
                                                                                                       -------------
FOREIGN BONDS (4.2%)
ASSET BACKED SECURITIES (0.2%)
       350      Compania Nacional de Transmision Electrica SA,
                 Global Senior Notes (Chile)                        (A- , Baa1)    04/15/11    7.875         398,829
                                                                                                       -------------
BANKS (0.5%)
       915      Royal Bank of Scotland Group PLC,
                 Series 3, Global Bonds (Callable 12/31/05 @
                 $100.00) (United Kingdom)                           (A- , A1)     11/29/49    7.816       1,014,746
                                                                                                       -------------
ELECTRIC (0.5%)
       890      Pacificorp Australia, Rule 144A,
                 Bonds (Australia)++                                (AAA , Aaa)    01/15/08    6.150         967,919
                                                                                                       -------------
MINING (0.3%)
       530      Corporacion Nacional del Cobre - Codelco,
                 Rule 144A, Notes (Chile)++                          (A- , A2)     10/15/13    5.500         533,612
                                                                                                       -------------
MISCELLANEOUS MANUFACTURING (0.4%)
       600      Norsk Hydro ASA, Yankee Debentures (Norway)          (A , A2)      06/15/23    7.750         719,655
         5      Norsk Hydro ASA, Yankee Debentures (Norway)          (A , A2)      11/15/25    7.150           5,694
                                                                                                       -------------
                                                                                                             725,349
                                                                                                       -------------
OIL AND GAS PRODUCERS (0.1%)
       250      Petroleos Mexicanos, Series REGS,
                 Euro Company Guaranteed Notes (Mexico)            (BBB- , Baa1)   06/01/07    9.000         288,602
                                                                                                       -------------
SOVEREIGN (1.9%)
     1,070      Government of Russia,
                 Series V, Debentures (Russia)                       (B , Ba2)     05/14/08    3.000         938,925
       490      Government of Ukraine, Euro-Dollar Bonds (Ukraine)   (B , B2)      06/11/13    7.650         489,188
       985      Republic of Philippines, Series B, Restructured Debt,
                 Foreign Government Guaranteed (Philippines)         (BB , Ba1)    12/01/17    6.500         959,781
       990      Republic of Poland,
                 Global Unsubordinated Notes (Poland)               (BBB+ , A2)    01/15/14    5.250         985,050
       260      United Mexican States, Global Bonds (Mexico)       (BBB- , Baa2)   09/15/16   11.375         365,950
                                                                                                       -------------
                                                                                                           3,738,894
                                                                                                       -------------
TELECOMMUNICATIONS (0.3%)
       500      Deutsche Telekom International Finance,
                 Global Company Guaranteed
                 Notes (Netherlands)#                              (BBB+ , Baa3)   06/15/05    7.750         546,535
                                                                                                       -------------
TOTAL FOREIGN BONDS (Cost $7,996,280)                                                                      8,214,486
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                           -------------   --------   ------      -----
UNITED STATES TREASURY OBLIGATIONS (1.4%)
   $   780      United States Treasury Bonds                        (AAA , Aaa)    02/15/23    7.125   $     965,342
       805      United States Treasury Notes                        (AAA , Aaa)    08/31/05    2.000         808,900
       970      United States Treasury Notes~                       (AAA , Aaa)    08/15/06    2.375         973,335
                                                                                                       -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,801,194)                                                 2,747,577
                                                                                                       -------------

   NUMBER OF
    SHARES
  ---------
COMMON STOCKS (0.0%)
FOOD (0.0%)
       105      Archibald Candy Corp.*,^                                                                       2,625
                                                                                                       -------------
OIL & GAS SERVICES (0.0%)
     2,156      Southwest Royalties, Inc.*,^                                                                  32,620
                                                                                                       -------------
TOTAL COMMON STOCKS (Cost $80,196)                                                                            35,245
                                                                                                       -------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
       400      Centaur Funding Corp., Series B,
                 Rule 144A++ (Cost $405,680)                                                                 479,125
                                                                                                       -------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
        65      Dayton Superior Corp.,
                 Rule 144A, strike $0.01, expires June 2009*,++                                                    1
                                                                                                       -------------
TELECOMMUNICATIONS (0.0%)
        40      GT Group Telecom, Inc., Rule 144A, strike $0.00
                 expires February 2010*,++                                                                        35
        70      IWO Holdings, Inc., Rule 144A, strike $7.00,
                 expires January 2011*,++                                                                          0
     7,020      XO Communications, Inc., Series A, Rule 144A,
                 strike $6.25, expires January 2010*,++                                                       11,232
     5,265      XO Communications, Inc., Series B, Rule 144A,
                 strike $7.50, expires January 2010*,++                                                        7,371
     5,265      XO Communications, Inc., Series C, Rule 144A,
                 strike $10.00, expires January 2010*,++                                                       5,002
                                                                                                       -------------
                                                                                                              23,640
                                                                                                       -------------
TOTAL WARRANTS (Cost $3,300)                                                                                  23,641
                                                                                                       -------------

    PAR
   (000)
   -----
SHORT-TERM U.S. TREASURY OBLIGATION (0.2%)
UNITED STATES TREASURY BILLS (0.2%)
   $   395      United States Treasury Bills++++(Cost $394,941)     (AAA , Aaa)    11/06/03    0.860         394,971
                                                                                                       -------------

                 See Accompanying Notes to Financial Statements.

    PAR
   (000)                                                                           MATURITY   RATE%       VALUE
   -----                                                                           --------   ------      -----
SHORT-TERM INVESTMENTS (12.7%)
  $ 12,663      State Street Bank and Trust Co.
                 Euro Time Deposit^^                                               11/03/03    0.750   $  12,663,000
    11,961      Suntrust Bank Time Deposit~~                                       11/03/03    1.031      11,961,282
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $24,624,282)                                                           24,624,282
                                                                                                       -------------
TOTAL INVESTMENTS AT VALUE (123.6%) (Cost $235,984,159)                                                  239,843,861
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.6%)                                                           (45,778,899)
                                                                                                       -------------
NET ASSETS (100.0%)                                                                                    $ 194,064,962
                                                                                                       =============

                                 INVESTMENT ABBREVIATIONS
                                  TBA = To Be Announced

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $6,977,137 or 3.60% of net assets.

##   Bond is currently in default.

| Step Bond -- The interest stated is as of October 31, 2003 and will reset at a future date.

# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2003.

++++ Collateral segregated for futures contracts.

*    Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.

^^   Collateral segregated for TBA securities.

~    Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value, including collateral for securities on loan
      of $11,961,282 (Cost $235,984,159) (Note 1)                                  $   239,843,861(1)
    Cash                                                                                       654
    Receivable for investments sold                                                      6,903,257
    Interest receivable                                                                  1,984,255
    Receivable for fund shares sold                                                        115,342
    Unrealized appreciation on forward currency contracts (Note 1)                          81,198
    Prepaid expenses and other assets                                                       38,681
                                                                                   ---------------
      Total Assets                                                                     248,967,248
                                                                                   ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                           98,092
    Administrative services fee payable (Note 2)                                            47,945
    Shareholder servicing/Distribution fee payable (Note 2)                                 32,150
    Payable for investments purchased                                                   42,361,245
    Payable upon return of securities loaned                                            11,961,282
    Payable for fund shares redeemed                                                       174,952
    Unrealized depreciation on forward currency contracts (Note 1)                          11,965
    Dividend payable                                                                        50,762
    Variation margin payable (Note 1)                                                        7,547
    Trustees' fee payable                                                                    5,986
    Other accrued expenses payable                                                         150,360
                                                                                   ---------------
      Total Liabilities                                                                 54,902,286
                                                                                   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                19,711
    Paid-in capital (Note 5)                                                           212,123,503
    Undistributed net investment income                                                    118,857
    Accumulated net realized loss on investments, futures contracts and
      foreign currency transactions                                                    (22,266,098)
    Net unrealized appreciation from investments, futures
      contracts and foreign currency translations                                        4,068,989
                                                                                   ---------------
      Net Assets                                                                   $   194,064,962
                                                                                   ===============

COMMON SHARES
    Net assets                                                                     $   129,743,210
    Shares outstanding                                                                  13,179,742
                                                                                   ---------------
    Net asset value, offering price, and redemption price per share                $          9.84
                                                                                   ===============

ADVISOR SHARES
    Net assets                                                                     $    19,989,788
    Shares outstanding                                                                   2,030,393
                                                                                   ---------------
    Net asset value, offering price, and redemption price per share                $          9.84
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

A SHARES
    Net assets                                                                     $    33,555,683
    Shares outstanding                                                                   3,406,173
                                                                                   ---------------
    Net asset value and redemption price per share                                 $          9.85
                                                                                   ===============

    Maximum offering price per share (net asset value/(1-4.75%))                   $         10.34
                                                                                   ===============

B SHARES
    Net assets                                                                     $     8,395,083
    Shares outstanding                                                                     852,900
                                                                                   ---------------
    Net asset value and offering price per share                                   $          9.84
                                                                                   ===============

C SHARES
    Net assets                                                                     $     2,381,198
    Shares outstanding                                                                     241,927
                                                                                   ---------------
    Net asset value and offering price per share                                   $          9.84
                                                                                   ===============

(1)  Including $11,572,227 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT  OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)
    Interest                                                                       $     8,779,045
    Dividends                                                                               24,470
    Securities lending                                                                      48,913
                                                                                   ---------------
      Total investment income                                                            8,852,428
                                                                                   ---------------

EXPENSES
    Investment advisory fees (Note 2)                                                      990,953
    Administrative services fees (Note 2)                                                  359,711
    Shareholder servicing/Distribution fees (Note 2)                                       175,924
    Transfer agent fees (Note 2)                                                           264,985
    Registration fees                                                                       79,343
    Custodian fees                                                                          65,737
    Printing fees (Note 2)                                                                  54,860
    Legal fees                                                                              47,256
    Audit fees                                                                              34,604
    Trustees' fees                                                                          18,987
    Insurance expense                                                                       14,660
    Interest expense                                                                         7,481
    Miscellaneous expense                                                                    9,809
                                                                                   ---------------
      Total expenses                                                                     2,124,310
    Less: fees waived (Note 2)                                                            (561,075)
                                                                                   ---------------
      Net expenses                                                                       1,563,235
                                                                                   ---------------
       Net investment income                                                             7,289,193
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
     Net realized gain from investments                                                    944,459
     Net realized gain from futures contracts                                              950,939
     Net realized gain on foreign currency transactions                                    198,083
     Net change in unrealized appreciation (depreciation) from investments               9,406,544
     Net change in unrealized appreciation (depreciation) from futures contracts          (193,751)
     Net change in unrealized appreciation (depreciation) from foreign currency
       translations                                                                         69,233
                                                                                   ---------------
    Net realized and unrealized gain from investments, futures contracts,
      and foreign currency related items                                                11,375,507
                                                                                   ---------------
    Net increase in net assets resulting from operations                           $    18,664,700
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR
                                                                              ENDED               ENDED
                                                                         OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                         ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                  $      7,289,193    $     14,816,717
  Net realized gain (loss) from investments, futures contracts
    and foreign currency transactions                                           2,093,481         (18,776,793)
  Net change in unrealized appreciation (depreciation) from
    investments, futures contracts and foreign currency translations            9,282,026         (10,225,964)
                                                                         ----------------    ----------------
    Net increase (decrease) in net assets resulting from operations            18,664,700         (14,186,040)
                                                                         ----------------    ----------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                        (7,325,588)        (13,524,004)
    Advisor Class shares                                                         (964,964)         (1,724,079)
    Class A shares                                                               (194,085)            (77,454)
    Class B shares                                                               (210,137)           (113,035)
    Class C shares                                                                (39,650)            (30,679)
                                                                         ----------------    ----------------
    Net decrease in net assets resulting from dividends                        (8,734,424)        (15,469,251)
                                                                         ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                 46,731,122         141,942,883
  Exchange value of shares due to merger                                       34,014,898                  --
  Reinvestment of dividends                                                     7,957,336          12,760,334
  Net asset value of shares redeemed                                         (134,917,568)       (273,724,434)
                                                                         ----------------    ----------------
    Net decrease in net assets from capital share transactions                (46,214,212)       (119,021,217)
                                                                         ----------------    ----------------
  Net decrease in net assets                                                  (36,283,936)       (148,676,508)

NET ASSETS
  Beginning of year                                                           230,348,898         379,025,406
                                                                         ----------------    ----------------
  End of year                                                            $    194,064,962    $    230,348,898
                                                                         ================    ================
  Undistributed Net Investment Income                                    $        118,857    $        919,194
                                                                         ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                  2003           2002(1)       2001         2000         1999
                                                               ----------      ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year                           $     9.42      $    10.33   $     9.78   $     9.89   $    10.41
                                                               ----------      ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                              0.37(2)         0.50         0.64         0.64         0.57
  Net gain (loss) on investments, futures contracts,
    and foreign currency related items
    (both realized and unrealized)                                   0.49           (0.91)        0.55        (0.11)       (0.48)
                                                               ----------      ----------   ----------   ----------   ----------

      Total from investment operations                               0.86           (0.41)        1.19         0.53         0.09
                                                               ----------      ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.44)          (0.50)       (0.64)       (0.64)       (0.57)
  Distributions from net realized gains                                --              --           --           --        (0.04)
                                                               ----------      ----------   ----------   ----------   ----------

      Total dividends and distributions                             (0.44)          (0.50)       (0.64)       (0.64)       (0.61)
                                                               ----------      ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF YEAR                                   $     9.84      $     9.42   $    10.33   $     9.78   $     9.89
                                                               ==========      ==========   ==========   ==========   ==========
      Total return(3)                                                9.19%          (4.07)%      12.52%        5.59%        0.92%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                       $  129,743      $  194,688   $  334,647   $  302,188   $  393,433
    Ratio of expenses to average net assets(4)                       0.70%           0.70%        0.72%        0.77%        0.76%
    Ratio of net investment income
      to average net assets                                          3.82%           4.90%        6.32%        6.53%        5.63%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.28%           0.22%        0.13%        0.02%        0.04%
  Portfolio turnover rate                                             434%            385%         383%         247%         144%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02%, and .01% for the years ended October 31, 2000, and 1999, respectively. The Common Class shares' net operating expense ratios after reflecting these arrangements were .75% for the years ended October 31, 2000, and 1999, respectively. For the years ended October 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                  2003           2002(1)       2001         2000         1999
                                                               ----------      ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year                           $     9.42      $    10.33   $     9.78   $     9.89   $    10.41
                                                               ----------      ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                              0.33(2)         0.47         0.62         0.62         0.54
  Net gain (loss) on investments, futures contracts,
    and foreign currency related items
    (both realized and unrealized)                                   0.49           (0.91)        0.55        (0.11)       (0.48)
                                                               ----------      ----------   ----------   ----------   ----------

      Total from investment operations                               0.82           (0.44)        1.17         0.51         0.06
                                                               ----------      ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.40)          (0.47)       (0.62)       (0.62)       (0.54)
  Distributions from net realized gains                                --              --           --           --        (0.04)
                                                               ----------      ----------   ----------   ----------   ----------

      Total dividends and distributions                             (0.40)          (0.47)       (0.62)       (0.62)       (0.58)
                                                               ----------      ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF YEAR                                   $     9.84      $     9.42   $    10.33   $     9.78   $     9.89
                                                               ==========      ==========   ==========   ==========   ==========
      Total return(3)                                                8.77%          (4.31)%      12.24%        5.33%        0.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                       $   19,990      $   25,650   $   42,633   $    6,804   $    6,817
    Ratio of expenses to average net assets(4)                       1.09%           0.95%        0.96%        1.02%        1.01%
    Ratio of net investment income
      to average net assets                                          3.42%           4.65%        5.86%        6.31%        5.38%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.28%           0.22%        0.17%        0.02%        0.05%
  Portfolio turnover rate                                             434%            385%         383%         247%         144%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02%, and .01% for the years ended October 31, 2001, 2000, and 1999, respectively. The Advisor Class shares' net operating expense ratios after reflecting these arrangements were .95% for the year ended October 31, 2001, and 1.00% for the years ended October 31, 2000, and 1999, respectively. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                               ------------------------------------------
                                                                  2003            2002(1)        2001(2)
                                                               ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $     9.42       $    10.33     $    10.26
                                                               ----------       ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                              0.18(3)          0.48           0.15
  Net gain (loss) on investments, futures contracts,
    and foreign currency related items
    (both realized and unrealized)                                   0.66            (0.91)          0.07
                                                               ----------       ----------     ----------

      Total from investment operations                               0.84            (0.43)          0.22
                                                               ----------       ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                              (0.41)           (0.48)         (0.15)
                                                               ----------       ----------     ----------

NET ASSET VALUE, END OF PERIOD                                 $     9.85       $     9.42     $    10.33
                                                               ==========       ==========     ==========

      Total return(4)                                                9.03%           (4.27)%         2.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $   33,556       $    3,829     $      406
    Ratio of expenses to average net assets(5)                       0.95%            0.95%          0.95%(6)
    Ratio of net investment income
      to average net assets                                          1.83%            4.54%          5.66%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.28%            0.25%          0.31%(6)
  Portfolio turnover rate                                             434%             385%           383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                               ------------------------------------------
                                                                  2003            2002(1)        2001(2)
                                                               ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $     9.42       $    10.33     $    10.26
                                                               ----------       ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                              0.26(3)          0.40           0.13
  Net gain (loss) on investments, futures contracts,
    and foreign currency related items
    (both realized and unrealized)                                   0.50            (0.91)          0.07
                                                               ----------       ----------     ----------

      Total from investment operations                               0.76            (0.51)          0.20
                                                               ----------       ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                              (0.34)           (0.40)         (0.13)
                                                               ----------       ----------     ----------

NET ASSET VALUE, END OF PERIOD                                 $     9.84       $     9.42     $    10.33
                                                               ==========       ==========     ==========
      Total return(4)                                                8.11%           (5.02)%         1.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $    8,395       $    5,149     $    1,044
    Ratio of expenses to average net assets(5)                       1.70%            1.70%          1.70%(6)
    Ratio of net investment income
      to average net assets                                          2.65%            3.76%          4.87%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.28%            0.24%          0.32%(6)
  Portfolio turnover rate                                             434%             385%           383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                               ------------------------------------------
                                                                  2003            2002(1)        2001(2)
                                                               ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $     9.42       $    10.33     $    10.26
                                                               ----------       ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                              0.24(3)          0.40           0.12
  Net gain (loss) on investments, futures contracts,
    and foreign currency related items
    (both realized and unrealized)                                   0.52            (0.91)          0.07
                                                               ----------       ----------     ----------

      Total from investment operations                               0.76            (0.51)          0.19
                                                               ----------       ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                              (0.34)           (0.40)         (0.12)
                                                               ----------       ----------     ----------

NET ASSET VALUE, END OF PERIOD                                 $     9.84       $     9.42     $    10.33
                                                               ==========       ==========     ==========

      Total return(4)                                                8.11%           (5.03)%         1.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $    2,381       $    1,033     $      296
    Ratio of expenses to average net assets(5)                       1.70%            1.70%          1.70%(6)
    Ratio of net investment income
      to average net assets                                          2.45%            3.81%          4.82%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.28%            0.23%          0.33%(6)
  Portfolio turnover rate                                             434%             385%           383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on October 10, 2003, the Fund acquired all of the net assets of the Credit Suisse Investment Grade Bond Fund ("Investment Grade Bond") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 3,055,439 Class A shares (valued at $30,096,186) of the Fund for 2,929,657 Common Class shares of Investment Grade Bond, 41,472 Class A shares (valued at $408,501) of the Fund for 39,772 Class A shares of Investment Grade Bond, 245,688 Class B shares (valued at $2,417,588) of the Fund for 235,344 Class B shares of Investment Grade Bond, and 111,039 Class C shares (valued at $1,092,623) of the Fund for 106,231 Class C shares of Investment Grade Bond. Investment Grade Bond's net assets of $34,014,898 at that date, which included $438,125 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Investment Grade Bond and the Fund immediately before the acquisition were $34,014,898 and $161,952,646, respectively, and the combined net assets of the Fund after the acquisition were $195,967,544.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At October 31, 2003, the Fund had the following open forward foreign currency contracts:

                                               FOREIGN CURRENCY
                                   EXPIRATION        TO BE         CONTRACT      CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT     DATE     PURCHASED/(SOLD)     AMOUNT        VALUE        GAIN (LOSS)
---------------------------------  ----------  ----------------  ------------   -----------   -----------
        Australian Dollar           1/5/2004   A$  1,570,000   $  1,059,762   $ 1,103,911   $    44,149
         Canadian Dollar            1/5/2004   C$  1,200,000        906,002       906,990           988
         Canadian Dollar            1/5/2004   C$ (1,200,000)      (912,152)     (906,990)        5,162
      European Economic Unit        1/5/2004   EURO  1,836,000      2,139,619     2,127,654       (11,965)
      European Economic Unit        1/5/2004   EURO (1,053,000)    (1,237,665)   (1,220,273)       17,392
          Japanese Yen              1/5/2004   Y   174,000,000      1,570,253     1,583,760        13,507
                                                                 ------------   -----------   -----------
                                                                 $  3,525,819   $ 3,595,052   $    69,233
                                                                 ============   ===========   ===========

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2003, the Fund had the following open futures contracts:

                                   NUMBER OF    EXPIRATION      CONTRACT         CONTRACT      UNREALIZED
FUTURES CONTRACTS                  CONTRACTS       DATE          AMOUNT           VALUE       APPRECIATION
---------------------------------  ---------    ----------    -------------  --------------   ------------
U.S. Treasury
  Bonds Futures                        46       12/19/2003    $   4,890,401   $   5,001,063   $    110,662
U.S. Treasury 2
  Year Notes Futures                   38       12/30/2003        8,148,666       8,149,813          1,147
                                                              -------------   -------------   ------------
                                                              $  13,039,067   $  13,150,876   $    111,809
                                                              -------------   -------------   ------------
U.S. Treasury 5
  Year Notes Futures                  (5)       12/19/2003    $ (14,176,400)  $ (14,149,406)  $    26,994
U.S. Treasury 10
  Year Notes Futures                 (126)      12/19/2003         (560,314)       (559,063)        1,251
                                                              -------------   -------------   ------------
                                                              $ (14,736,714)  $ (14,708,469)  $    28,245
                                                              -------------   -------------   ------------

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM -- advised funds, money market instruments and the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2003 is as follows:

              MARKET VALUE OF                            VALUE OF
             SECURITIES LOANED                      COLLATERAL RECEIVED
             -----------------                      -------------------
                $ 11,572,227                             $ 11,961,282

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003.

Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   L) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

   The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended

October 31, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                     GROSS                      NET
           ADVISORY FEE              WAIVER                 ADVISORY FEE
           ------------              ------                 ------------
            $ 990,953             $ (561,075)                 $ 429,878

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $198,191.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------                     -----------
          First $5 billion                  0.050% of average daily net assets
          Next $5 billion                   0.035% of average daily net assets
          Over $10 billion                  0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $161,520.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares; prior to April 6, 2003, this fee was calculated at an annual rate of 0.25% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees. For the year ended October 31, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                  SHAREHOLDER SERVICING/
          CLASS                                      DISTRIBUTION FEE
          -----                                   ----------------------
          Advisor Class                                 $  90,911
          Class A                                          12,060
          Class B                                          61,337
          Class C                                          11,616
                                                        ---------
                                                        $ 175,924
                                                        ==========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $177,695, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that it retained $1,229 from commissions earned on the sale of the Fund's Class A shares.

   For the year ended October 31, 2003, CSFB received $8,775 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $31,734 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003 and during the year ended October 31, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

               INVESTMENTS              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
       -----------------------------    --------------------------------------
          PURCHASES        SALES           PURCHASES                 SALES
       -------------   -------------    --------------------------------------
       $ 900,621,627   $ 928,935,531     $  611,113,720         $  660,516,635


   In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM determined to pay the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share as of October 31, 2003.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class were as follows:

                                                                COMMON CLASS
                                   ------------------------------------------------------------------------
                                                             FOR THE YEAR ENDED
                                   ------------------------------------------------------------------------
                                           OCTOBER 31, 2003                      OCTOBER 31, 2002
                                   ------------------------------------------------------------------------
                                        SHARES              VALUE             SHARES             VALUE
                                   ---------------    ---------------    ---------------    ---------------
Shares sold                              4,007,018    $    39,160,319         12,935,824    $   127,315,250
Shares issued in reinvestment
  of dividends                             703,090          6,881,933          1,165,358         11,445,049
Shares redeemed                        (12,202,771)      (119,362,160)       (25,825,803)      (252,907,577)
                                   ---------------    ---------------    ---------------    ---------------
Net decrease                            (7,492,663)   $   (73,319,908)       (11,724,621)   $  (114,147,278)
                                   ===============    ===============    ===============    ===============

                                                                ADVISOR CLASS
                                   ------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED
                                   ------------------------------------------------------------------------
                                           OCTOBER 31, 2003                      OCTOBER 31, 2002
                                   ------------------------------------------------------------------------
                                       SHARES              VALUE              SHARES             VALUE
                                   ---------------    ---------------    ---------------    ---------------
Shares sold                                 77,275    $       758,784            442,170    $     4,399,467
Shares issued in reinvestment
   of dividends                             71,094            695,886            119,167          1,172,018
Shares redeemed                           (841,112)        (8,240,192)        (1,964,601)       (19,124,277)
                                   ---------------    ---------------    ---------------    ---------------
Net decrease                              (692,743)   $    (6,785,522)        (1,403,264)   $   (13,552,792)
                                   ===============    ===============    ===============    ===============

                                                              CLASS A
                                 ----------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                 ----------------------------------------------------------------
                                        OCTOBER 31, 2003                  OCTOBER 31, 2002
                                 ----------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                            385,695    $   3,797,257          431,754    $   4,181,523
Shares exchanged due to merger       3,096,911       30,504,687
Shares issued in reinvestment
  of dividends                          20,465          201,028            6,150           58,737
Shares redeemed                       (503,290)      (4,906,649)         (70,779)        (704,769)
                                 -------------    -------------    -------------    -------------
Net increase                         2,999,781    $  29,596,323          367,125    $   3,535,491
                                 =============    =============    =============    =============

                                                              CLASS B
                                 ----------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                 ----------------------------------------------------------------
                                        OCTOBER 31, 2003                  OCTOBER 31, 2002
                                 ----------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                            204,497    $   1,990,205          487,239    $   4,735,172
Shares exchanged due to merger         245,688        2,417,588
Shares issued in reinvestment
  of dividends                          15,648          153,218            6,325           60,929
Shares redeemed                       (159,616)      (1,567,100)         (47,906)        (459,888)
                                 -------------    -------------    -------------    -------------
Net increase                           306,217    $   2,993,911          445,658    $   4,336,213
                                 =============    =============    =============    =============

                                                              CLASS C
                                 ----------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                 ----------------------------------------------------------------
                                        OCTOBER 31, 2003                  OCTOBER 31, 2002
                                 ----------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                            104,608    $   1,024,557          133,764    $   1,311,471
Shares exchanged due to merger         111,039        1,092,623
Shares issued in reinvestment
  of dividends                           2,586           25,271            2,421           23,601
Shares redeemed                        (85,970)        (841,467)         (55,162)        (527,923)
                                 -------------    -------------    -------------    -------------
Net increase                           132,263    $   1,300,984           81,023    $     807,149
                                 =============    =============    =============    =============

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                     NUMBER OF         APPROXIMATE PERCENTAGE
           CLASS                   SHAREHOLDERS        OF OUTSTANDING SHARES
           -------------------     ---------------     ----------------------
           Common Class                 4                     57%
           Advisor Class                1                      6%
           Class A                      3                     47%
           Class B                      2                     12%
           Class C                      5                     60%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, foreign currency transactions, income from defaulted bonds and paydown gains and losses.

   The tax characteristics of dividends paid during the years ended October 31, 2003 and 2002, respectively by the Fund were as follows:

                                        ORDINARY INCOME
                              --------------------------------
                                   2003               2002
                              -------------     --------------
                              $   8,734,424     $   15,469,251

   At October 31, 2003, the components of distributable earnings on a tax basis by the Fund were as follows:

       Undistributed ordinary income                     $       147,041
       Accumulated net realized loss                         (22,033,696)
       Unrealized appreciation                                 4,017,689
                                                         ---------------
                                                         $   (17,868,966)
                                                         ===============

   At October 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                     EXPIRES OCTOBER 31,
                              --------------------------------
                                   2008               2009
                              -------------     --------------
                              $     389,723     $   21,643,973

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $236,035,458, $5,262,915, $(1,454,512), and $3,808,403, respectively.

   At October 31, 2003, the Fund reclassified $644,894 from undistributed net investment income and $14,908 from paid-in capital to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of defaulted bonds, paydowns and foreign currency. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FIXED INCOME FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse Fixed Income Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
-------------------------   --------------------   -----------------   --------------------   --------------   --------------------
INDEPENDENT TRUSTEES

Richard H. Francis          Trustee, Nominating    Since 1999          Currently retired      44               None
c/o Credit Suisse Asset     and Audit Committee
Management, LLC             Member
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten           Trustee, Nominating    Since 1998(2)       Dean of Yale School    43               Director of Aetna,
Box 208200                  and Audit Committee                        of Management and                       Inc. (insurance
New Haven, Connecticut      Member                                     William S. Beinecke                     company); Director
06520-8200                                                             Professor in the                        of Calpine
                                                                       Practice of                             Corporation (energy
Date of Birth:  10/29/46                                               International Trade                     provider); Director
                                                                       and Finance (11/95 -                    of CarMax Group
                                                                       present)                                (used car dealers)

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
-------------------------   --------------------   -----------------   --------------------   --------------   --------------------
INDEPENDENT TRUSTEES

Peter F. Krogh              Trustee, Nominating    Since 2001          Dean Emeritus and      43               Director of Carlisle
301 ICC                     and Audit Committee                        Distinguished                           Companies
Georgetown University       Member                                     Professor of                            Incorporated.
Washington, DC 20057                                                   International                           (diversified
                                                                       Affairs at the                          manufacturing
Date of Birth: 02/11/37                                                Edmund A. Walsh                         company); Member of
                                                                       School of Foreign                       Selection Committee
                                                                       Service, Georgetown                     for Truman Scholars
                                                                       University (6/95 -                      and Henry Luce
                                                                       present); Moderator                     Scholars; Senior
                                                                       of PBS foreign                          Associate of Center
                                                                       affairs television                      for Strategic and
                                                                       series (1988 - 2000)                    International
                                                                                                               Studies; Trustee of
                                                                                                               numerous world
                                                                                                               affairs
                                                                                                               organizations

James S. Pasman, Jr.        Trustee, Nominating    Since 1999          Currently retired      45               Director of
c/o Credit Suisse Asset     and Audit Committee                                                                Education Management
Management, LLC             Member                                                                             Corp.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Trustee, Nominating    Since 1999          Partner of Lehigh      45               None
Lehigh Court, LLC           Committee Member and                       Court, LLC and RZ
40 East 52nd Street         Audit Committee                            Capital (private
New York, New York          Chairman                                   investment firms)
10022                                                                  (7/02 - present);
                                                                       Consultant to
Date of Birth: 07/10/48                                                SunGard Securities
                                                                       Finance, Inc. from
                                                                       February 2002 to
                                                                       July 2002; President
                                                                       of SunGard
                                                                       Securities Finance,
                                                                       Inc. from 2001 to
                                                                       February 2002;
                                                                       President of Loanet,
                                                                       Inc. (on-line
                                                                       accounting service)
                                                                       from 1997 to 2001

                                                   TERM                                       NUMBER OF
                                                   OF OFFICE(1)                               PORTFOLIOS IN
                                                   AND                                        FUND
                            POSITION(S)            LENGTH              PRINCIPAL              COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH              OF TIME             OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND                   SERVED              PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
-------------------------   --------------------   -----------------   --------------------   --------------   --------------------
INTERESTED TRUSTEES

Joseph D. Gallagher(3)      Trustee, Chairman of   Since 2003          Managing Director      46               None
Credit Suisse Asset         the Board and Chief                        and Chief Executive
Management, LLC             Executive Officer                          Officer of CSAM
466 Lexington Avenue                                                   since 2003; Global
New York, New York                                                     Chief Financial
10017-3140                                                             Officer, Credit
                                                                       Suisse Asset
Date of Birth: 12/14/62                                                Management since
                                                                       1999; Chief
                                                                       Executive Officer
                                                                       and Director of
                                                                       Credit Suisse Asset
                                                                       Management Limited,
                                                                       London, England,
                                                                       from June 2000 to
                                                                       2003; Director of
                                                                       Credit Suisse Asset
                                                                       Management Funds
                                                                       (UK) Limited,
                                                                       London, England,
                                                                       from June 2000 to
                                                                       2003; Managing
                                                                       Director, Head -
                                                                       Asian Corporate
                                                                       Finance and M&A,
                                                                       Credit Suisse First
                                                                       Boston, Hong Kong,
                                                                       China, from January
                                                                       1998 to May 1999

William W. Priest, Jr.(4)   Trustee                Since 1999          Co-Managing Partner,   50               Director of Globe
Steinberg Priest & Sloane                                              Steinberg Priest &                      Wireless, LLC (a
Capital Management, LLC                                                Sloane Capital                          maritime communica-
12 East 49th Street                                                    Management, LLC                         tions company);
12th Floor                                                             since March 2001;                       Director of InfraRed
New York, New York                                                     Chairman and                            X (medical device
10017                                                                  Managing Director of                    company)
                                                                       CSAM from 2000 to
Date of Birth: 09/24/41                                                February 2001, Chief
                                                                       Executive Officer
                                                                       and Managing
                                                                       Director of CSAM
                                                                       from 1990 to 2000

----------
(3) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(4) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                            POSITION(S)            LENGTH
NAME, ADDRESS AND           HELD WITH              OF TIME
DATE OF BIRTH               FUND                   SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------   --------------------   -----------------   ----------------------------------------------
OFFICERS

Hal Liebes                  Vice President         Since 1999          Managing Director and Global General Counsel
Credit Suisse Asset         and Secretary                              of CSAM; Associated with CSAM since 1997;
Management, LLC                                                        Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro        Chief Financial        Since 1999          Director and Director of Fund Administration
Credit Suisse Asset         Officer and                                of CSAM; Associated with CSAM since 1984;
Management, LLC             Treasurer                                  Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler         Assistant Secretary    Since 2000          Director and Deputy General Counsel of CSAM;
Credit Suisse Asset                                                    Associated with CSAM since January 2000;
Management, LLC                                                        Associated with the law firm of Swidler
466 Lexington Avenue                                                   Berlin Shereff Friedman LLP from 1996 to
New York, New York                                                     2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio        Assistant Treasurer    Since 1999          Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                                                    since June 1996; Officer of other Credit
Management, LLC                                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                            POSITION(S)            LENGTH
NAME, ADDRESS AND           HELD WITH              OF TIME
DATE OF BIRTH               FUND                   SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------   --------------------   -----------------   ----------------------------------------------
OFFICERS

Joseph Parascondola         Assistant Treasurer    Since 2000          Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                    with CSAM since April 2000; Assistant Vice
Management, LLC                                                        President, Deutsche Asset Management from
466 Lexington Avenue                                                   January 1999 to April 2000; Assistant Vice
New York, New York                                                     President, Weiss, Peck & Greer LLC from
10017-3140                                                             November 1995 to December 1998; Officer of
                                                                       other Credit Suisse Funds
Date of Birth: 06/05/63

Robert M. Rizza             Assistant Treasurer    Since 2002          Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                    with CSAM since 1998; Officer of other Credit
Management, LLC                                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FIXED INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.27%.

   For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030     [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSFIX-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE FIXED INCOME FUND

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: January 5, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: January 5, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date: January 5, 2004